Exhibit 99.07

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J3
Start - End Dates:	12/2020 - 04/2021
Deal Loan Count:	155

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	7
Compliance	State Consumer Protection	CMPSTCP101	OH CSPA; Unable to determine prior refi made by govt.	1
Compliance	Borrower's Interest	CMPBI1623	MA Borrower Interest; Worksheet missing	2
Total				12

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